Employee Stock Plans (Employee Stock Purchase Plan) (Narrative) (Details) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Feb. 01, 2015 USD ($) $ / shares shares	Feb. 02, 2014 USD ($)	Feb. 03, 2013 USD ($)
ESPP Disclosures [Line Items]
Number Of Employee Stock Purchase Plans		2
Purchase Price of Shares under ESPP in relation to FMV of Stock		85.00%
Purchase Period		6 months
Shares Purchased | shares		1
Weighted Average Purchase Price of Shares Purchased | $ / shares		$ 77.15
Employee Cash Contributions		$ 15
Share-based Compensation Expense	[1]	$ 225	$ 228	$ 218
U.S. ESPP Plan [Member]
ESPP Disclosures [Line Items]
Shares Available for Future Grants | shares		24
Non U.S. ESPP Plan [Member]
ESPP Disclosures [Line Items]
Shares Available for Future Grants | shares		19
ESPP [Member]
ESPP Disclosures [Line Items]
Share-based Compensation Expense		$ 20	$ 19	$ 16

[1]	Fiscal years ended February 1, 2015 and February 2, 2014 include 52 weeks. Fiscal year ended February 3, 2013 includes 53 weeks.